Fair Value of Financial Instruments - Changes in the fair value of contingent consideration (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes in the fair value of contingent consideration
December 31, 2020	$ 1,257
Additions	227	$ 1,257
Changes in fair value	10,889
Settlements	(107)
June 30, 2021	$ 12,266	$ 1,257